COVID-19 pandemic (Details) R in Millions, $ in Millions			1 Months Ended	6 Months Ended
	Jun. 04, 2020	Apr. 15, 2020	Aug. 07, 2020 numberOfEmployees	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)
Disclosure of non-adjusting events after reporting period [line items]
Production capacity	50.00%	50.00%	100.00%
Number of foreign-based mine workers | numberOfEmployees			1,200
Percentage of foreign-based mine workers			2000.00%
Donations | $				$ 5.0
South Africa
Disclosure of non-adjusting events after reporting period [line items]
Donations				$ 1.2	R 20